Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 72,715	$ 73,458	$ 47,749
Accounts receivable, less allowance for doubtful accounts of $9,889, $10,051 and $8,980, respectively	61,299	61,825	34,991
Inventories	11,334	10,798	9,361
Prepaid expenses and other current assets, including deferred tax asset	8,377	8,636
Prepaid expenses and other current assets		8,634	12,292
Deferred tax asset		2	432
Current assets of discontinued operations	263	1,003	2,934
Total current assets	153,988	155,720	107,759
Land	5,713	5,713	2,938
Buildings and improvements	103,657	102,795	52,487
Furniture and equipment	71,871	70,129	53,151
Computers and software	4,905	4,757	3,785
Property and equipment, gross	186,146	183,394	112,361
Less accumulated depreciation	(51,530)	(42,762)	(24,505)
Property and equipment, net	134,616	140,632	87,856
Intangible assets	21,576	21,817	19,480
Goodwill	625,562	624,737	545,238
Investments in and advances to affiliates	18,145	17,824	17,652
Other assets	15,508	9,633	10,660
Long-term assets of discontinued operations	34	34	2,081
Total assets	969,429	970,397	790,726
Current liabilities:
Accounts payable	12,933	12,396	7,518
Accrued payroll and benefits	9,521	10,090	5,806
Other accrued expenses	24,369	25,814	30,927
Current maturities of long-term debt	6,380	29,195	20,118
Current liabilities of discontinued operations	69	923	2,608
Total current liabilities	53,272	78,418	66,977
Long-term debt, less current maturities	539,908	507,417	444,758
Deferred income tax payable	53,551	51,309	40,776
Other liabilities	71,689	68,950	5,887
Long-term liabilities of discontinued operations	0	22	3,868
Noncontrolling interests - redeemable	35,281	36,030	31,650
Stockholders' equity:
Common stock, 1,000 shares, $0.01 par value, authorized, issued and outstanding at June 30, 2011, at December 31, 2010 and at December 31, 2009	0	0	0
Additional paid-in-capital	240,970	240,959	242,623
Accumulated other comprehensive loss	0	(314)	(2,731)
Retained deficit	(66,311)	(55,219)	(46,479)
Total Symbion, Inc. stockholders' equity	174,659	185,426	193,413
Noncontrolling interests - non-redeemable	41,069	42,825	3,397
Total equity	215,728	228,251	196,810
Total liabilities and stockholders' equity	$ 969,429	$ 970,397	$ 790,726